ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Consideration

The acquisition date fair value of the consideration pursuant to the application of the acquisition method was as follows:

RMB

Cash	57,250,000
34% previously owned equity interests	31,572,322
15% noncontrolling interest	13,928,966

102,751,288

Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

RMB
Current assets	10,553,021
Property and equipment, net	16,390
Online game software	15,833,333

Total identifiable assets acquired	26,402,744

Accounts and other payables	77,581
Accrued liabilities	687,916

Total liabilities assumed	765,497

Net identifiable assets acquired	25,637,247
Goodwill	77,114,041

Net assets acquired	102,751,288